Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Non-cash Investing Activities
a.	Non-cash investing activities

In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash items for the years ended December 31, 2018, 2019 and 2020:

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$39,092,238	$63,073,887	$59,024,201	$2,102,001
Increase in other non-current assets	402,255	68,560	78,291	2,788

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Decrease (increase) in other payables	$1,942,259	$(6,254,579)	$3,029,162	$107,876
Capitalized borrowing costs	(50,309)	(77,715)	(54,208)	(1,930)

	$41,386,443	$56,810,153	$62,077,446	$2,210,735

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$1,133,435	$441,444	$5,184,925	$184,648
Decrease (increase) in other receivables	(5,791)	7,495	(735,812)	(26,204)

	$1,127,644	$448,939	$4,449,113	$158,444

Payments for investment properties
Purchase of investment properties	$125,853	$2,532	$-	$-
Capitalized borrowing costs	(89)	-	-	-

	$125,764	$2,532	$-	$-

Payments for other intangible assets
Purchase of other intangible assets	$537,659	$1,350,908	$982,655	$34,995
Decrease in other payables	40,106	60,160	-	-

	$577,765	$1,411,068	$982,655	$34,995

Change in Liabilities Arising From Financing Activities
b.	Changes in liabilities arising from financing activities

For the year ended December 31, 2018

	Short-term Borrowings	Bonds Payable	Long-term Borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2018	$17,962,471	$23,142,780	$35,406,628	$76,511,879
Net financing cash flows	22,327,813	(6,185,600)	85,510,959	101,653,172
Non-cash changes
Acquisition through business combinations	3,619,858	4,457,191	16,080,125	24,157,174
Bonds conversion	-	(4,457,191)	-	(4,457,191)
Reclassification for the application of IFRS 9	(1,301,994)	-	-	(1,301,994)
Amortization of issuance cost	-	28,756	188,217	216,973
Effects of foreign currency exchange	655,321	-	712,400	1,367,721

Balance at December 31, 2018	$43,263,469	$16,985,936	$137,898,329	$198,147,734

For the year ended December 31, 2019

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2019	$47,163,103	$16,985,936	$137,898,329	$6,084,729	$208,132,097
Net financing cash flows	(4,683,142)	19,279,033	1,144,731	(636,556)	15,104,066
Interest under operating activities	-	-	-	1,766	1,766
Non-cash changes
Lease liabilities	-	-	-	536,216	536,216
Acquisition through business combinations (Note 29)	656,820	245,664	1,523,968	81,649	2,508,101
Amortization of issuance cost	-	11,522	189,151	-	200,673
Lease modifications	-	-	-	(239,321)	(239,321)
Short-term borrowings transferred to long-term borrowings	(1,499,000)	-	1,499,000	-	-
Effects of foreign currency exchange	(1,065,452)	-	(1,176,581)	(19,559)	(2,261,592)

Balance at December 31, 2019	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006
For the year ended December 31, 2020

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2020	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006
Net financing cash flows	(1,502,323)	19,717,149	(26,500,139)	(844,357)	(9,129,670)
Interest under operating activities	-	-	-	111	111
Rent expense under operating activities	-	-	-	(7,729)	(7,729)
Non-cash changes
Lease liabilities	-	-	-	584,642	584,642
Amortization of issuance cost	-	14,250	156,982	-	171,232
Lease modifications	-	-	-	(289,687)	(289,687)
Short-term borrowings transferred to long-term borrowings	(3,850,000)	-	3,850,000	-	-
Adjustments for government subsidy	-	-	41,650	-	41,650
Acquisition of subsidiaries (Note 29)	356,417	-	-	633,606	990,023
Disposal of subsidiaries (Note 30)	-	-	(4,693,682)	(670)	(4,694,352)
Effects of foreign currency exchange	(978,565)	-	(1,542,685)	(9,010)	(2,530,260)

Balance at December 31, 2020	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966
	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2020	$1,444,883	$1,300,647	$5,024,168	$206,871	$7,976,569
Net financing cash flows	(53,502)	702,178	(943,737)	(30,070)	(325,131)
Interest under operating activities	-	-	-	4	4
Rent expense under operating activities	-	-	-	(275)	(275)
Non-cash changes
Lease liabilities	-	-	-	20,821	20,821
Amortization of issuance cost	-	507	5,591	-	6,098
Lease modifications	-	-	-	(10,316)	(10,316)
	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Short-term borrowings transferred to long-term borrowings	(137,108)	-	137,108	-	-
Adjustments for government subsidy	-	-	1,483	-	1,483
Acquisition of subsidiaries (Note 29)	12,693	-	-	22,564	35,257
Disposal of subsidiaries (Note 30)	-	-	(167,154)	(24)	(167,178)
Effects of foreign currency exchange	(34,849)	-	(54,939)	(322)	(90,110)

Balance at December 31, 2020	$1,232,117	$2,003,332	$4,002,520	$209,253	$7,447,222